Related Parties (Details) - Schedule of transactions with its parent company Inversiones ASPI S.A. and its affiliates - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inversiones ASPI S.A. (ASPI) [Member]
Parent
Income from office lease	S/ 16	S/ 20	S/ 17
Fees for management and administrative services	100	98	88
Compañía Minera Ares S.A.C. (Ares) [Member]
Parent
Income from land lease, note 29	1,200	1,230	1,303
Income from office lease	244	332	478
Fossal S.A.A. (Fossal) [Member]
Parent
Income from office lease	16	18	19
Fees for management and administrative services	52	52	48
Fosfatos del Pacífico S.A. (Fospac)e [Member]
Parent
Income from office lease	16	19	24
Fees for management and administrative services	46	155	698
Asociación Sumac Tarpuy [Member]
Parent
Income from office lease	16	20	18
Expense [Member]
Other related parties
Security services provided by Compañía Minera Ares S.A.C.	S/ (2,110)	(2,836)	(1,912)
Loans to Fossal S.A.A. [Member]
Other related parties
Loans		(14,252)
Loans to Fosfatos del Pacífico S.A. [Member]
Other related parties
Loans		(2,869)
Loan collection from Fossal S.A.A. [Member]
Other related parties
Loans		14,252
Loan collection from Fosfatos del Pacífico S.A. [Member]
Other related parties
Loans		S/ 2,869